CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (USD $) In Millions		Total	Common Stock Issued Shares		Common Stock Treasury Amount		Additional Paid-in Capital	Total Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Toys R Us, Inc. Stockholders Equity	Noncontrolling Interest
Balance at Jan. 29, 2009		$ (152)			$ 0		$ 19	$ (200)	$ (93)	$ (274)	$ 122
Balance (shares) at Jan. 29, 2009			49
Net earnings (loss)		304						312		312	(8)
Total other comprehensive income (loss), net of tax		28							28	28
Issuance of common stock		7			1		6			7
Stock compensation expense		4					4			4
Repurchase of common stock		(8)			(8)					(8)
Acquisition of 28.12% of Toys-Japan shares		(66)					(4)		20	16	(82)
Balance at Jan. 30, 2010		117			(7)		25	112	(45)	85	32
Balance (shares) at Jan. 30, 2010			49
Net earnings (loss)		167						168		168	(1)
Total other comprehensive income (loss), net of tax		78							79	79	(1)
Issuance of common stock		7			8		(1)			7
Stock compensation expense		5					5			5
Repurchase of common stock		(10)			(9)		(1)			(10)
Acquisition of 28.12% of Toys-Japan shares		(21)					3		6	9	(30)
Balance at Jan. 29, 2011		343			(8)	[1]	31	280	40	343
Balance (shares) at Jan. 29, 2011	[1]		49
Net earnings (loss)		(101)						(101)
Total other comprehensive income (loss), net of tax		75							75
Issuance of restricted stock		0			7	[1]	(7)
Amortization of restricted stock		1					1
Issuance of common stock		1			2	[1]	(1)
Stock compensation expense		2					2
Balance at Jul. 30, 2011		321			1	[1]	26	179	115
Balance (shares) at Jul. 30, 2011	[1]		49
Balance at Jan. 29, 2011		343			(8)	[1]	31	280	40	343
Balance (shares) at Jan. 29, 2011	[1]		49
Net earnings (loss)		151
Total other comprehensive income (loss), net of tax		4							4	4
Issuance of restricted stock		0			7		(7)			0
Amortization of restricted stock		2					2			2
Issuance of common stock		3			1		2			3
Stock compensation expense		7					7			7
Repurchase of common stock		(2)			(2)					(2)
Adjustment of noncontrolling interest to redemption value		(3)						(3)		(3)
Net earnings attributable to Toys "R" Us, Inc.		149						149		149
Balance at Jan. 28, 2012		503			(2)	[1]	35	426	44	503	0
Balance (shares) at Jan. 28, 2012	[1]		49
Net earnings (loss)		(96)						(96)
Total other comprehensive income (loss), net of tax		(53)							(53)
Amortization of restricted stock		2					2
Issuance of common stock		13			17	[1]	(4)
Stock compensation expense		6					6
Restricted stock forfeitures		0			(1)	[1]	1
Repurchase of common stock		(19)			(19)	[1]
Stock award reclassification		(3)					(3)
Adjustment of noncontrolling interest to redemption value		(10)	0	[1]	0	[1]	0	(10)	0
Balance at Jul. 28, 2012		$ 343			$ (5)	[1]	$ 37	$ 320	$ (9)
Balance (shares) at Jul. 28, 2012	[1]		49

[1]	For all periods presented, the par value amount of Common Stock issued is less than $1 million. The number of Common Stock shares in treasury is also less than 1 million.